Income Taxes - Schedule of Unused Tax Losses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Canada [Member] Non-Capital Losses [Member] USD ($)	Dec. 31, 2013 Canada [Member] Capital Losses [Member] USD ($)	Dec. 31, 2013 Mongolia [Member] Non-Capital Losses [Member] USD ($)	Dec. 31, 2013 Mongolia [Member] Non-Capital Losses [Member] MNT	Dec. 31, 2013 Indonesia [Member] Non-Capital Losses [Member] USD ($)	Dec. 31, 2013 Indonesia [Member] Non-Capital Losses [Member] IDR	Dec. 31, 2013 Hong Kong [Member] Non-Capital Losses [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Non-Capital Losses [Member] HKD
Tax Credit Carryforward [Line Items]
Unused tax losses	$ 344,005	$ 104,015	$ 1,250,624	2,013,504,238	$ 8,437	102,838,070	$ 13,990	108,429
Expiration dates	2032 to 2033		2018 to 2021	2018 to 2021	2014 to 2018	2014 to 2018